DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Fair Value Of Warrant Liability Roll Forward
Fair value	$ 29,501
Reclass of warrant derivative liability from equity		$ 1,035,600
Change in fair value for the period of warrant derivative liability	(29,501)	(1,006,099)
Fair value		29,501
Warrant liability
Fair Value Of Warrant Liability Roll Forward
Fair value	29,501	0
Reclass of warrant derivative liability from equity	0	1,035,600
Change in fair value for the period of warrant derivative liability	(29,501)	(1,006,099)
Fair value	$ 0	$ 29,501